Summary of Significant Accounting Policies (Policies) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying financial statements are prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Risks and Uncertainties
Risks and Uncertainties
The Master Trust holds the Plan’s assets, which are invested at participants’ discretion in various investment fund options under the Plan. The value, liquidity and related income of these investments are exposed to various risks, including, but not limited to, changes in interest rates, foreign currency exchange rates, credit quality, and volatility with respect to the holdings within individual funds, as well as to changes in global economic conditions and the outlook and performance of financial markets. Given volatility in financial markets, it is reasonably possible that the values of investments could decline in the near term and that such declines could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions for the reporting period and as of the financial statement date. These estimates and assumptions affect the reported amounts of net assets available for benefits and the reported amounts of changes in net assets available for benefits. Actual results could differ from these estimates.

Investment Contracts and Valuation of Investments
Investment Contracts
Fully benefit-responsive investment contracts (referred to herein as guaranteed investment contracts or "GICs") held by the Master Trust, are measured at their respective contract values in the Statements of Net Assets Available for Benefits because that is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Refer to Note 4, “Investment Contracts,” for more information.

Valuation of Investments
The Plan's investments held by the Master Trust, except fully benefit-responsive investment contracts, are reported at fair value, including those measured using the net asset value (“NAV”) as a practical expedient.
Notes Receivable from Participants	Notes Receivable from Participants Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.
Income Recognition
Income Recognition
Participation in net income of the Master Trust consists of dividend income, interest income and net appreciation or depreciation in fair value of investments. Purchases and sales of securities are recorded on a trade-date basis. Dividend income is accrued on the ex-dividend date. Interest income from other investments is accrued as earned. Realized gains or losses on sales of securities are computed on an average cost basis. Unrealized appreciation or depreciation in the fair value of investments is the change in their fair value during the year. Net appreciation or depreciation in fair value of investments includes gains and losses on investments bought, sold and held during the year.

Contributions	Contributions Participant and Company contributions are recorded on an accrual basis. Company contributions are reported net of forfeiture credits used to offset contributions.
Benefit Payments	Benefit Payments All benefits are payable from net assets available for benefits. Benefits are recorded when paid.
Other Receivables and Other Payables
Other Receivables and Other Payables
Other receivables of the Master Trust include sales of securities recorded on a trade-date basis and settled in the following calendar year. Other payables of the Master Trust include purchases of securities recorded on a trade-date basis and settled in the following calendar year.

Contribution receivables of the Plan include accrued amounts related to participant and Company contributions. Other payables of the Plan include accrued amounts related to administrative expenses and distributions to participants settled in the following calendar year.

Evaluation of Subsequent Events	Evaluation of Subsequent Events Management evaluated subsequent events through June 16, 2026, the date the financial statements were issued.